Employee Benefit Plans, Defined Benefit Plans Assets Measured at Fair Value (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Global Plan Assets	$ 8,300,000,000		$ 7,900,000,000
Defined Benefit Plan, Fair Value of Plan Assets	789,000,000		682,000,000		657,000,000
Cash and Cash Equivalents	902,000,000		1,211,000,000		3,799,000,000	1,229,000,000
Pension Fair Value, Level One, Other Assets	(54,000,000)		27,000,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	3,191,000,000		3,596,000,000
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	4,297,000,000		3,662,000,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	789,000,000		682,000,000
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	8,277,000,000		7,940,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%		100.00%
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	578,000,000		640,000,000
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	0		0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	0		0
Cash and Cash Equivalents [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents	578,000,000		640,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	7.00%		8.00%
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	2,247,000,000		2,496,000,000
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	691,000,000		655,000,000
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Equity Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	2,938,000,000		3,151,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	36.00%		40.00%
US Large Cap Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	511,000,000		507,000,000
US Large Cap Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	50,000,000		54,000,000
US Large Cap Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
US Large Cap Equity Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	561,000,000		561,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	7.00%		7.00%
Parent Company Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	50,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	0.60%
Parent Company Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	50,000,000
Parent Company Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0
Parent Company Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0
Parent Company Stock [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	50,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%
US Mid Cap Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	90,000,000		84,000,000
US Mid Cap Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
US Mid Cap Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
US Mid Cap Equity Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	90,000,000		84,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%		1.00%
US Small Cap Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	83,000,000		60,000,000
US Small Cap Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	89,000,000		62,000,000
US Small Cap Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
US Small Cap Equity Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	172,000,000		122,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	2.00%		2.00%
International Developed Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	1,209,000,000		1,513,000,000
International Developed Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	481,000,000		514,000,000
International Developed Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
International Developed Equity Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	1,690,000,000		2,027,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	21.00%		26.00%
Emerging Markets Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	297,000,000		324,000,000
Emerging Markets Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	54,000,000		0
Emerging Markets Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Emerging Markets Equity Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	351,000,000		324,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	4.00%		4.00%
Global Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	7,000,000		8,000,000
Global Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	17,000,000		25,000,000
Global Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Global Equity Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	24,000,000		33,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%		0.00%
Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	225,000,000		248,000,000
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	3,354,000,000		2,647,000,000
Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Debt Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	3,579,000,000		2,895,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	43.00%		37.00%
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	9,000,000		4,000,000
US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	416,000,000		209,000,000
US Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
US Treasury Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	425,000,000		213,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	5.00%		3.00%
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	64,000,000		75,000,000
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	1,407,000,000		1,011,000,000
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
US Government Agencies Debt Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	1,471,000,000		1,086,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	18.00%		14.00%
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	150,000,000		167,000,000
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	1,470,000,000		1,412,000,000
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Corporate Debt Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	1,620,000,000		1,579,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	20.00%		20.00%
Asset-backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	2,000,000		2,000,000
Asset-backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	61,000,000		15,000,000
Asset-backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Asset-backed Securities [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	63,000,000		17,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%		0.00%
Common Collective Trust [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	3,000,000		4,000,000
Common Collective Trust [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		69,000,000
Common Collective Trust [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Common Collective Trust [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	3,000,000		73,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%		1.00%
Derivative [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	119,000,000		71,000,000
Derivative [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	102,000,000		167,000,000
Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Derivative [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	221,000,000		238,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	2.00%		3.00%
Interest Rate Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	18,000,000		0
Interest Rate Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	103,000,000		123,000,000
Interest Rate Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Interest Rate Contract [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	121,000,000		123,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%		2.00%
Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	14,000,000		5,000,000
Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	(1,000,000)		(12,000,000)
Foreign Exchange Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Foreign Exchange Contract [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	13,000,000		(7,000,000)
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%		0.00%
Equity Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	23,000,000		0
Equity Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		53,000,000
Equity Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Equity Contract [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	23,000,000		53,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%		0.00%
Other Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	64,000,000		66,000,000
Other Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		3,000,000
Other Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Other Contract [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	64,000,000		69,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%		1.00%
Hedge Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,000,000		4,000,000		4,000,000
Hedge Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Hedge Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		2,000,000
Hedge Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	3,000,000		4,000,000
Hedge Funds [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	3,000,000		6,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%		0.00%
Real Estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	352,000,000		275,000,000		237,000,000
Real Estate [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	67,000,000		103,000,000
Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	132,000,000		73,000,000
Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	352,000,000		275,000,000
Real Estate [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	551,000,000		451,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	7.00%		6.00%
Private Equity Or Venture Capital [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Private Equity Or Venture Capital [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Private Equity Or Venture Capital [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	318,000,000		308,000,000
Private Equity Or Venture Capital [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	318,000,000		308,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	4.00%		4.00%
Guaranteed Insurance Contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Guaranteed Insurance Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0		0
Guaranteed Insurance Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	116,000,000		96,000,000
Guaranteed Insurance Contracts [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	116,000,000		96,000,000
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%		1.00%
Other Plan Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	(48,000,000)	[1]	34,000,000	[1]
Other Plan Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	18,000,000	[1]	49,000,000	[1]
Other Plan Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	0	[1]	(1,000,000)	[1]
Other Plan Assets [Member] | Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Fair Value of Defined Benefit Plans Assets	$ (30,000,000)	[1]	$ 82,000,000	[1]
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%		0.00%	[1]

[1]	(1)Other Level 1 assets include net non-financial liabilities of $(54) such as due to/from broker, interest receivables and accrued expenses.